Taxes - Net Deferred Income Tax Asset Rollforward (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income taxes [Line Items]
Balance at the beginning of the period	$ 20,067	$ 14,691	$ 16,010
Deferred tax provision for the period (Note 25.8)	(5,960)	(1,115)	622
Deferred tax income net recorded in share of the profit of equity method accounted investees	2	(694)	277
Acquisition of subsidiaries	1,871	0	0
Unrealized (gain) on cash flow hedges	(594)	(1,281)	1,006
Exchange differences on translation of foreign operations	1,002	(2,604)	(491)
Remeasurements of the net defined benefit liability	405	497	380
Retained earnings of equity method accounted investees	954	(334)	32
Restatement effect of the period and beginning balances associated with hyperinflationary economies	121	155	(507)
Balance at the end of the period	20,227	20,067	14,691
Discontinued operations
Disclosure of income taxes [Line Items]
Related discontinued operations	$ 2,039	$ 0	$ 0